Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue
General and administrative expenses	12,559	10,939	23,622	22,030	43,505	41,850
Loss from operations	(12,559)	(10,939)	(23,622)	(22,030)	(43,505)	(41,850)
Net loss	$ (12,559)	$ (10,939)	$ (23,622)	$ (22,030)	$ (43,505)	$ (41,850)
Weighted average common stock outstanding, basic (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average common stock outstanding, diluted (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Net loss per share of common stock, basic (in Dollars per share)	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)
Net loss per share of common stock, diluted (in Dollars per share)	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)